NOTE PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Note Payable At Beginning Of The Period	$ 4,926	$ 0
Additions	0	4,665
Repayments	(5,000)	0
Unwinding Of Fair Value Adjustment	74,000	261
Note Payable At Ending Of The Period	0	4,926,000
Less: Current portion	0	(4,926)
Non-current portion	$ 0	$ 0